UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
REVENUES:
Total portfolio servicing revenue		$ 354,366	$ 419,422	$ 590,057	$ 990,328
Investment Income from life insurance policies held using investment method		8,263,499	5,965,466	16,655,833	13,980,466
Change in fair value of life insurance policies (policies held using fair value method)		2,760,900	2,014,013	4,339,084	3,305,505
Total active management revenue		11,024,399	7,979,479	20,994,917	17,285,971
Total revenues		11,378,765	8,398,901	21,584,974	18,276,299
COST OF REVENUES (excluding depreciation stated below)
Total cost of revenue		973,400	666,119	1,462,950	2,086,075
Gross Profit		10,405,365	7,732,782	20,122,024	16,190,224
OPERATING EXPENSES:
Sales and marketing		683,841	1,019,498	1,412,845	1,649,498
General and administrative expenses		577,539	5,499	1,274,431	646,705
Loss on change in fair value of debt		1,445,229	333,879	2,398,662	375,513
Unrealized loss (gain) on investments		(672,936)	1,039,022	(798,156)	1,054,975
Depreciation		1,098	1,098	2,141	2,141
Total operating expenses		2,034,771	2,398,996	4,289,923	3,728,832
Operating Income		8,370,594	5,333,786	15,832,101	12,461,392
OTHER INCOME (EXPENSE)
Interest (expense)		(584,075)	0	(941,458)	0
Interest income		0	0	7,457	0
Other income (expense)		121,601	(127,455)	(21,651)	(242,247)
Total other income (expense)		(462,474)	(127,455)	(955,652)	(242,247)
Net income before provision for income taxes		7,908,120	5,206,331	14,876,449	12,219,145
Provision for income taxes		(1,184,571)	(120,132)	(528,104)	(296,806)
NET INCOME		6,723,549	5,086,199	14,348,345	11,922,339
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTEREST		(26,596)	406,641	(487,303)	406,641
NET INCOME ATTRIBUTABLE TO SHAREHOLDERS		$ 6,750,145	$ 4,679,558	$ 14,835,648	$ 11,515,698
EARNINGS PER SHARE:
Basic weighted average shares outstanding (in shares)	[1]	50,507,728	50,369,350	50,438,921	50,369,350
Diluted weighted average shares outstanding (in shares)	[1]	50,507,728	50,369,350	50,438,921	50,369,350
Basic net income per share (in dollars per share)		$ 0.13	$ 0.09	$ 0.29	$ 0.23
Diluted net income per share (in dollars per share)		$ 0.13	$ 0.09	$ 0.29	$ 0.23
NET INCOME		$ 6,723,549	$ 5,086,199	$ 14,348,345	$ 11,922,339
Other comprehensive income, net of tax:
Change in fair value of debt		(119,663)	2,017,559	(231,976)	2,017,559
Comprehensive income		6,603,886	7,103,758	14,116,369	13,939,898
Comprehensive income (loss) attributable to non-controlling interests		56,111	(1,011,909)	543,749	(1,011,909)
Comprehensive income attributable to Abacus Life Inc.		6,659,997	6,091,849	14,660,118	12,927,989
Related Party
REVENUES:
Total portfolio servicing revenue		329,629	419,253	543,076	620,159
Nonrelated Party
REVENUES:
Total portfolio servicing revenue		$ 24,737	$ 169	$ 46,981	$ 370,169

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of the Abacus Life Inc. as a result of Business Combination.